Share-based compensation	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Share-based compensation
14. Share-based compensation
Restricted and Performance Share Unit plan (“RPSU plan”)
Restricted Share unit (“RSU”) grants under the RPSU plan
Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2020	2019
Outstanding, beginning of year	1,100,278	1,235,202
Granted	1,818,840	971,916
Vested	(510,738)	(574,706)
Forfeited	(52,972)	(532,134)

Outstanding, end of year	2,355,408	1,100,278

The fair value and weighted average assumptions of the RSUs granted during the year were as follows:

	Year ended December 31
	2020	2019
Average fair value of units granted (per unit)	$0.55	$2.77
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	0.6%	1.0%

Performance Share Unit (“PSU”) grants under the RPSU plan
The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for the RPSU plan. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
PSUs (number of shares equivalent)	2020	2019
Outstanding, beginning of year	92,424	163,129
Granted	376,310	144,211
Vested	(10,716)	(22,929)
Forfeited	(4,173)	(191,987)

Outstanding, end of year	453,845	92,424

The liability associated with the PSU’s under the RPSU plan was insignificant at both December 31, 2020 and 2019.
Stock Option Plan
Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees, directors and other service providers.

	Year ended December 31
	2020		2019
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	89,178	$10.41	287,996	$25.34
Granted	917,490	0.56	—	—
Forfeited	(44,714)	12.06	(198,818)	32.04

Outstanding, end of year	961,954	$0.94	89,178	$10.41

Exercisable, end of year	44,464	$8.74	77,066	$10.67

The fair value and weighted average assumptions of the options granted during the year were as follows:

	Year ended December 31
	2020	2019
Average fair value of options granted (per option)	$0.29	$—
Expected volatility	83.6%	—
Expected life of options (years)	3.25	—
Expected forfeiture rate	0.6%	—

Deferred Share Unit (“DSU”) plan
The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee
directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX. At December 31, 2020, 2,087,580 DSUs (2019 – 847,100) were outstanding and $1.9 million was recorded as a current liability (2019 – $0.7 million).

Share-based compensation
Share-based compensation consisted of the following:

	Year ended December 31
	2020	2019
RSU grants	$2.0	$4.5
DSU plan	1.2	0.1
PSU grants	0.1	—
Options	0.1	—

Share-based compensation	$3.4	$4.6

The share price used in the fair value calculation of the DSU and RPSU plan obligations at December 31, 2020 was $0.87 per share (2019 – $0.93).
Employee retirement savings plan
Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk
investments. Shares are purchased in the open market at prevailing market prices.
Effective May 1, 2020, due to the low commodity price environment, the Company temporarily suspended the employer match portion of the savings plan, until further notice.